Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001492426
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Incorporation State Country Code	L2
Entity File Number	001-35238
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	D04 C5Y6
Entity Address, Country	IE
City Area Code	011-353-1
Local Phone Number	772-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false